Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	April 2, 2015

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Select Portfolios (the trust):
Fidelity Telecom and Utilities Fund (the fund)
File Nos. 002-69972 and 811-03114

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc R. Bryant
Marc R. Bryant
Secretary of the Trust